Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 9)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period at Dec. 31, 2018	$ 18,456	$ 11,889	$ 1,623	$ 11	$ 928	$ 2,082	$ 1,923
Balance, beginning of period (shares) at Dec. 31, 2018		428.5
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,121					1,065	56
Other comprehensive income (loss)	(523)				(460)		(63)
Common shares issued	345	$ 349		(4)
Common shares issued (shares)		7.3
Subsidiary dividends paid to non-controlling interests	(51)						(51)
Dividends declared on common shares	(194)					(194)
Dividends on preference shares	(34)					(34)
Disposition (Note 11)	(318)						(318)
Other	12			4			8
Balance, end of period at Jun. 30, 2019	18,814	$ 12,238	1,623	11	468	2,919	1,555
Balance, end of period (shares) at Jun. 30, 2019		435.8
Balance, beginning of period at Mar. 31, 2019	18,420	$ 11,997	1,623	12	695	2,200	1,893
Balance, beginning of period (shares) at Mar. 31, 2019		430.9
Increase (Decrease) in Equity [Roll Forward]
Net earnings	765					737	28
Other comprehensive income (loss)	(257)				(227)		(30)
Common shares issued	239	$ 241		(2)
Common shares issued (shares)		4.9
Subsidiary dividends paid to non-controlling interests	(19)						(19)
Dividends on preference shares	(17)					(17)
Disposition (Note 11)	(318)						(318)
Other	1			1		(1)	1
Balance, end of period at Jun. 30, 2019	18,814	$ 12,238	1,623	11	468	2,919	1,555
Balance, end of period (shares) at Jun. 30, 2019		435.8
Balance, beginning of period at Dec. 31, 2019	20,113	$ 13,645	1,623	11	336	2,916	1,582
Balance, beginning of period (shares) at Dec. 31, 2019		463.3
Increase (Decrease) in Equity [Roll Forward]
Net earnings	677					619	58
Other comprehensive income (loss)	635				569		66
Common shares issued	61	$ 63		(2)
Common shares issued (shares)		1.3
Subsidiary dividends paid to non-controlling interests	(34)						(34)
Dividends declared on common shares	(223)					(223)
Dividends on preference shares	(33)					(33)
Other	(13)			1			(14)
Balance, end of period at Jun. 30, 2020	21,183	$ 13,708	1,623	10	905	3,279	1,658
Balance, end of period (shares) at Jun. 30, 2020		464.6
Balance, beginning of period at Mar. 31, 2020	21,419	$ 13,688	1,623	10	1,392	3,005	1,701
Balance, beginning of period (shares) at Mar. 31, 2020		464.2
Increase (Decrease) in Equity [Roll Forward]
Net earnings	324					291	33
Other comprehensive income (loss)	(546)				(487)		(59)
Common shares issued	20	$ 20		0
Common shares issued (shares)		0.4
Subsidiary dividends paid to non-controlling interests	(9)						(9)
Dividends on preference shares	(17)					(17)
Other	(8)			0			(8)
Balance, end of period at Jun. 30, 2020	$ 21,183	$ 13,708	$ 1,623	$ 10	$ 905	$ 3,279	$ 1,658
Balance, end of period (shares) at Jun. 30, 2020		464.6